Award Timing Disclosure	12 Months Ended
Apr. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
No off-cycle stock option awards were granted to NEOs in Fiscal 2025. During Fiscal 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in Fiscal 2025

Award Timing Method
No off-cycle stock option awards were granted to NEOs in Fiscal 2025. During Fiscal 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in Fiscal 2025

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in Fiscal 2025
MNPI Disclosure Timed for Compensation Value	false